Share Capital - Shares issued (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share capital	£ 62,851	£ 61,482
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	125,702,396	122,963,545
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 62,851	£ 61,482